UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2004

Date of reporting period: 09/30/2004

Item 1. Schedule of Investments.

	Nicholas Limited Edition, Inc.
	Schedule of Investments (unaudited)
	September 30, 2004

Shares or Principal Amount			Value
Common Stocks ( 94.85%)
Consumer Discretionary - Consumer Durables & Apparel ( 0.99%)
51,100	Yankee Candle Company, Inc. (The)	(*)	$ 1,479,856

Consumer Discretionary - Hotels, Restaurants & Leisure ( 6.97%)
53,750	Applebee's International, Inc.		1,358,800
60,000	International Speedway Corporation - Class A		2,994,000
84,757	Orbitz, Inc.	(*)	2,305,390
15,000	P.F. Chang's China Bistro, Inc .	(*)	727,350
42,500	Panera Bread Company	(*)	1,595,450
37,500	Shuffle Master, Inc.	(*)	1,404,750
			10,385,740
Consumer Discretionary - Media ( 4.18%)
74,800	Emmis Communications Corporation	(*)	1,350,888
106,000	IMAX Corporation	(*)	596,780
58,000	Journal Communications, Inc.		1,017,320
120,000	Radio One, Inc. - Class A	(*)	1,714,800
61,500	Salem Communications Corporation	(*)	1,557,180
			6,236,968
Consumer Discretionary - Retail ( 4.39%)
73,400	Gander Mountain Company	(*)	1,469,101
60,000	O'Reilly Automotive, Inc.	(*)	2,297,400
105,000	Pier 1 Imports, Inc.		1,898,400
35,000	United Auto Group, Inc.		878,150
			6,543,051
Consumer Staples - Food, Beverage & Tobacco ( 1.77%)
40,000	Constellation Brands, Inc. - Class A	(*)	1,522,400
25,000	J.M. Smucker Company (The)		1,110,250
			2,632,650
Consumer Staples - Food & Staple Retail ( 0.56%)
107,200	Fresh Brands, Inc.		830,800
Energy ( 4.67% )
70,000	Contango Oil & Gas Company	(*)	467,600
66,000	Crosstex Energy, Inc.		2,712,600
60,000	Denbury Resources Inc.	(*)	1,524,000
294,800	Exploration Company of Delaware (The)	(*)	1,341,340
55,000	Harvest Natural Resources, Inc.	(*)	913,000
			6,958,540
Financials - Banks ( 2.86%)
101,000	Baylake Corp.		1,444,300
25,000	Commerce Bancorp, Inc.		1,380,000
55,000	FirstMerit Corporation		1,446,775
			4,271,075
Financials - Diversified ( 5.92%)
37,500	Affiliated Managers Group, Inc .	(*)	2,007,750
45,000	Eaton Vance Corp.		1,817,550
45,000	Edwards (A.G.), Inc.		1,557,900
53,300	National Financial Partners Corporation		1,907,074
70,000	Waddell & Reed Financial, Inc.		1,540,000
			8,830,274
Financials - Insurance ( 6.56%)
47,000	AXIS Capital Holdings Limited		1,222,000
55,000	Brown & Brown, Inc.		2,513,500
75,000	HCC Insurance Holdings, Inc.		2,261,250
25,500	IPC Holdings, Ltd.		969,255
22,500	Mercury General Corporation		1,190,025
43,400	Willis Group Holdings Limited		1,623,160
			9,779,190
Health Care - Equipment ( 8.05%)
15,000	Advanced Medical Optics, Inc.	(*)	593,550
10,000	Animas Corporation	(*)	161,000
32,200	Biolase Technology, Inc.		262,752
20,000	Exactech, Inc.	(*)	409,000
21,100	Fisher Scientific International Inc.	(*)	1,230,763
50,000	ICU Medical, Inc.	(*)	1,302,000
27,100	Kinetic Concepts, Inc.	(*)	1,424,105
48,300	Matthews International Corpora tion		1,636,404
42,500	Molecular Devices Corporation	(*)	1,001,725
25,000	Ocular Sciences, Inc.	(*)	1,199,250
22,500	Respironics, Inc.	(*)	1,202,400
60,000	Thoratec Corporation	(*)	577,200
40,000	Wright Medical Group, Inc.	(*)	1,004,800
			12,004,949
Health Care - Pharmaceuticals & Biotechnology ( 6.76%)
110,100	Axcan Pharma Inc.	(*)	1,716,459
49,000	Charles River Laboratories International, In	(*)	2,244,200
50,000	Medicis Pharmaceutical Corporation - Class A		1,952,000
65,000	Shire Pharmaceuticals Group PLC		1,862,250
57,500	Taro Pharmaceutical Industries Ltd.	(*)	1,344,350
25,000	Techne Corporation	(*)	954,500
			10,073,759
Health Care - Services ( 8.22%)
25,000	Advisory Board Company (The)	(*)	840,000
70,000	AmSurg Corp.	(*)	1,482,600
97,500	DaVita, Inc.	(*)	3,037,125
17,000	IDEXX Laboratories, Inc.	(*)	862,580
50,000	LifePoint Hospitals, Inc.	(*)	1,500,500
39,000	Priority Healthcare Corporation	(*)	785,850
82,125	Renal Care Group, Inc.	(*)	2,646,889
42,500	VCA Antech, Inc.	(*)	876,775
15,000	VistaCare, Inc.	(*)	229,650
			12,261,969
Industrials - Capital Goods ( 7.59%)
40,000	CUNO Incorporated	(*)	2,310,000
55,000	DRS Technologies, Inc.	(*)	2,059,200
24,000	Engineered Support Systems, Inc.		1,095,360
27,500	Fastenal Company		1,584,000
30,150	Graco Inc.		1,010,025
55,000	MSC Industrial Direct Co., Inc. - Class A		1,874,400
32,500	Teleflex Incorporated		1,381,250
			11,314,235
Industrials - Commercial Services & Supplies ( 3.21%)
5,000	Brady Corporation		243,850
60,061	ChoicePoint Inc.	(*)	2,561,602
4,500	Corporate Executive Board Company (The)		275,580
60,000	DeVry Inc.	(*)	1,242,600
10,000	Stericycle, Inc.	(*)	459,000
			4,782,632
Industrials - Transportation ( 2.69%)
45,000	C.H. Robinson Worldwide, Inc.		2,087,550
90,000	Knight Transportation, Inc.	(*)	1,927,800
			4,015,350
Information Technology - Communication Equipment ( 1.45%)
120,000	Andrew Corporation	(*)	1,468,800
75,000	Tellabs, Inc.	(*)	689,250
			2,158,050
Information Technology - Technology Hardware & Equipment ( 7.22%)
110,000	Emulex Corporation	(*)	1,267,200
47,000	FLIR Systems, Inc.	(*)	2,749,500
75,000	Foundry Networks, Inc.	(*)	711,750
495,000	Pemstar, Inc.	(*)	900,900
10,900	Plantronics, Inc.		471,316
143,800	Sypris Solutions, Inc.		1,962,870
65,000	Tekelec	(*)	1,084,200
125,000	Vishay Intertechnology, Inc.	(*)	1,612,500
			10,760,236
Information Technology - Software & Services ( 5.96%)
92,500	Asia Satellite Telecommunications Holdings Limited		1,794,500
65,000	Business Objects S.A.	(*)	1,515,150
45,000	DigitalNet Holdings, Inc.	(*)	1,359,675
93,000	Keane, Inc.	(*)	1,428,480
60,000	Plexus Corp.	(*)	662,400
189,800	TESSCO Technologies Incorporated	(*)	2,121,964
			8,882,169
Information Technology - Semiconductors & Semiconductor Equipment ( 3.06%)
85,000	AMIS Holdings, Inc.	(*)	1,149,200
105,000	Entegris, Inc.	(*)	875,700
115,000	Micrel, Incorporated	(*)	1,197,150
138,900	Pericom Semiconductor Corporation	(*)	1,341,774
			4,563,824
Materials ( 1.78%)
60,500	AptarGroup, Inc.		2,660,185

	Total Common Stock (cost: $108,202,237)		141,425,502

Preferred Stocks ( 1.29%)
Energy ( 1.29% )
300	Contango Oil & Gas Company Series C Cumulative
	Preferred, par value $0.04 per share,
	Private Placement Restricted
	(cost: $1,500,000)		1,917,615

Investment Companies ( 1.08%)
27,500	iShares Russell 2000 Growth Index Fund
	(cost: $1,510,655)		1,611,500

Commercial Paper - ( 0.67% )
1,000,000	Fiserv, Inc. 10/18/04, 1.85%
	(cost: $999,125)		999,125

Variable Demand Note ( 2.08%)
3,105,727	U.S. Bank N.A., 10/01/2004, 1.59%
	(cost: $3,105,727)		3,105,727

TOTAL SECURITY HOLDINGS ( 99.97%):			149,059,469

OTHER ASSETS LESS LIABILITIES ( 0.03%):			39,607

TOTAL NET ASSETS ( 100.00%):			$149,099,076

(*) Non-income producing.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter..

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2004

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/29/2004